Credit Facility	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Credit Facility	Credit FacilityThe Company has a revolving credit facility with Royal Bank of Canada for $8,000 CAD. The credit facility bears interest at the Royal Bank Prime Rate plus 0.30%. As at December 31, 2022 and 2021, the effective rate was 6.75% and 2.75%, respectively, and no cash amounts were drawn under this credit facility.